Property And Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2023
	RMB	RMB
Furniture, fixtures and equipment	74,515	64,977
Motor vehicles	4,503	5,959
Leasehold improvement	68,354	74,698
Office building	63,000	63,000
Construction in progress	5,424	89,042
Total cost	215,796	297,676
Less: Accumulated depreciation	(106,972)	(103,100)

Property and equipment, net	108,824	194,576

Depreciation expenses related to property and equipment were RMB17,465, RMB25,826 and RMB15,440 for the years ended December 31, 2021, 2022 and 2023, respectively.